Janus Henderson International Managed Volatility Fund

Schedule of Investments (unaudited)

March 31, 2021

Shares		Value
Common Stocks– 99.3%
Aerospace & Defense – 0.4%
Elbit Systems Ltd	1,234	$174,571
Banks – 1.3%
Bank Leumi Le-Israel BM*	18,252	120,172
BOC Hong Kong Holdings Ltd	107,500	375,444
Mizrahi Tefahot Bank Ltd*	6,031	157,282
		652,898
Beverages – 1.3%
Heineken NV	4,325	444,362
Kirin Holdings Co Ltd	9,500	181,960
		626,322
Biotechnology – 0.2%
CSL Ltd	378	75,969
Building Products – 3.9%
Geberit AG	2,804	1,785,065
Xinyi Glass Holdings Ltd	54,000	176,439
		1,961,504
Capital Markets – 4.7%
Hong Kong Exchanges & Clearing Ltd	3,900	229,471
London Stock Exchange Group PLC	2,900	277,416
Partners Group Holding AG	1,154	1,473,945
Singapore Exchange Ltd	46,900	347,679
		2,328,511
Chemicals – 4.0%
EMS-Chemie Holding AG	622	555,522
Koninklijke DSM NV	3,896	659,224
Novozymes A/S	1,943	124,466
Shin-Etsu Chemical Co Ltd	3,300	554,719
Sika AG (REG)	290	82,857
		1,976,788
Construction & Engineering – 0.2%
Taisei Corp	2,300	88,709
Diversified Financial Services – 0.2%
Kinnevik AB - Class B*	1,910	92,896
Diversified Telecommunication Services – 2.4%
Elisa OYJ	2,070	124,131
HKT Trust & HKT Ltd	630,000	897,939
Iliad SA	996	189,317
		1,211,387
Electric Utilities – 0.9%
Iberdrola SA	17,960	231,342
Orsted A/S (144A)	1,285	207,562
		438,904
Electrical Equipment – 0.8%
Schneider Electric SE	551	84,154
Siemens Gamesa Renewable Energy SA	8,049	311,461
		395,615
Electronic Equipment, Instruments & Components – 1.4%
Kyocera Corp	9,500	602,814
Venture Corp Ltd	5,200	77,561
		680,375
Entertainment – 2.0%
Konami Holdings Corp	2,900	172,622
Nexon Co Ltd	13,600	441,008
Nintendo Co Ltd	400	223,322
Square Enix Holdings Co Ltd	3,100	172,207
		1,009,159
Equity Real Estate Investment Trusts (REITs) – 3.3%
GLP Capital LP / GLP Financing II Inc	64	105,096
Japan Real Estate Investment Corp	70	412,880
Link	37,500	341,532
Nippon Building Fund Inc	25	147,006
Nippon Prologis Inc	205	658,274
		1,664,788
Food & Staples Retailing – 2.5%
Colruyt SA	4,381	261,275
ICA Gruppen AB	6,692	327,318

Shares		Value
Common Stocks– (continued)
Food & Staples Retailing– (continued)
Woolworths Group Ltd	21,808	$676,847
		1,265,440
Food Products – 4.9%
Ajinomoto Co Inc	7,600	155,522
Barry Callebaut AG (REG)	179	404,597
Chocoladefabriken Lindt & Spruengli AG (REG)	2	183,069
MEIJI Holdings Co Ltd	3,500	225,093
Nestle SA (REG)	5,826	649,429
Toyo Suisan Kaisha Ltd	6,900	289,811
Yamazaki Baking Co Ltd	33,200	536,490
		2,444,011
Gas Utilities – 0.6%
Naturgy Energy Group SA	12,489	306,071
Health Care Equipment & Supplies – 6.0%
BioMerieux	2,901	369,084
Coloplast A/S	11,503	1,729,821
Fisher & Paykel Healthcare Corp Ltd	15,599	349,609
Olympus Corp	7,600	157,272
Sonova Holding AG (REG)	613	162,429
Sysmex Corp	2,100	226,199
		2,994,414
Health Care Providers & Services – 0.7%
Sonic Healthcare Ltd	13,923	371,011
Hotels, Restaurants & Leisure – 3.1%
McDonald's Holdings Co Japan Ltd	5,800	267,185
Oriental Land Co Ltd/Japan	8,600	1,291,437
		1,558,622
Household Durables – 0.9%
Rinnai Corp	2,400	268,594
Sekisui House Ltd	7,400	158,681
		427,275
Household Products – 0.8%
Essity AB	7,871	248,752
Reckitt Benckiser Group PLC	1,727	154,684
		403,436
Independent Power and Renewable Electricity Producers – 0.6%
Meridian Energy Ltd	32,896	123,798
Uniper SE	4,170	150,994
		274,792
Industrial Conglomerates – 2.5%
Jardine Matheson Holdings Ltd	9,300	608,127
Toshiba Corp	18,300	618,210
		1,226,337
Information Technology Services – 3.1%
Adyen NV (144A)*	245	546,848
Fujitsu Ltd	4,300	621,443
GMO Payment Gateway Inc	1,800	238,678
Otsuka Corp	2,900	135,688
		1,542,657
Insurance – 1.3%
Admiral Group PLC	3,996	170,805
Ageas SA/NV	4,587	277,325
Swiss Life Holding AG	414	203,539
		651,669
Interactive Media & Services – 0.3%
LINE Corp*	800	38,876
Scout24 AG (144A)	1,441	109,324
		148,200
Internet & Direct Marketing Retail – 1.7%
Delivery Hero SE (144A)*	1,693	219,365
Ocado Group PLC*	17,862	501,036
Rakuten Inc	11,700	139,394
		859,795
Leisure Products – 0.9%
Bandai Namco Holdings Inc	6,300	449,155
Life Sciences Tools & Services – 3.1%
Lonza Group AG	1,477	825,870
QIAGEN NV*	14,911	721,587
		1,547,457
Machinery – 3.3%
Knorr-Bremse AG	1,558	194,419
Kone OYJ	7,640	624,057
Kurita Water Industries Ltd	7,000	300,018

Shares		Value
Common Stocks– (continued)
Machinery– (continued)
Schindler Holding AG (PC)	1,388	$407,734
Spirax-Sarco Engineering PLC	763	119,896
		1,646,124
Marine – 2.2%
Kuehne + Nagel International AG	3,776	1,077,658
Media – 0.9%
CyberAgent Inc	24,400	439,248
Metals & Mining – 0.1%
Northern Star Resources Ltd	10,050	72,351
Multiline Retail – 1.3%
Wesfarmers Ltd	16,613	664,480
Multi-Utilities – 0.9%
National Grid PLC	19,366	230,637
RWE AG	4,924	192,962
		423,599
Oil, Gas & Consumable Fuels – 3.4%
Neste Oyj	31,828	1,689,163
Personal Products – 1.9%
Kobayashi Pharmaceutical Co Ltd	3,900	363,897
Shiseido Co Ltd	8,500	569,840
		933,737
Pharmaceuticals – 7.2%
AstraZeneca PLC	2,530	252,728
Daiichi Sankyo Co Ltd	15,800	460,256
Kyowa Kirin Co Ltd	3,000	89,694
Novo Nordisk A/S	36,618	2,481,094
Ono Pharmaceutical Co Ltd	8,400	219,276
Orion Oyj	2,031	81,377
		3,584,425
Professional Services – 0.3%
Wolters Kluwer NV	1,603	139,321
Real Estate Management & Development – 0.6%
Deutsche Wohnen SE	3,728	173,895
Swiss Prime Site AG (REG)	1,605	148,017
		321,912
Semiconductor & Semiconductor Equipment – 2.0%
Tokyo Electron Ltd	2,400	1,014,326
Software – 5.5%
CyberArk Software Ltd*	967	125,072
Dassault Systemes SE	2,596	555,235
Nice Ltd*	7,814	1,688,426
Oracle Corp Japan	1,200	117,063
WiseTech Global Ltd	10,099	222,790
		2,708,586
Specialty Retail – 0.8%
Nitori Holdings Co Ltd	2,100	406,400
Technology Hardware, Storage & Peripherals – 2.2%
FUJIFILM Holdings Corp	1,700	100,901
Logitech International SA	9,502	996,855
		1,097,756
Textiles, Apparel & Luxury Goods – 1.9%
Pandora A/S*	8,591	920,513
Tobacco – 0.4%
Swedish Match AB	2,618	204,462
Trading Companies & Distributors – 3.3%
ITOCHU Corp	32,500	1,052,999
MonotaRO Co Ltd	17,800	481,377
Toyota Tsusho Corp	2,400	100,695
		1,635,071
Wireless Telecommunication Services – 1.1%
Tele2 AB	39,002	526,281
Total Investments (total cost $46,639,032) – 99.3%		49,354,151
Cash, Receivables and Other Assets, net of Liabilities – 0.7%		344,703
Net Assets – 100%		$49,698,854

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
Japan	$15,294,335	31.0%
Switzerland	8,956,586	18.1
Denmark	5,463,456	11.1
Hong Kong	2,628,952	5.3
Finland	2,518,728	5.1
Israel	2,265,523	4.6
Australia	2,083,448	4.2
Netherlands	1,789,755	3.6
Germany	1,762,546	3.6
United Kingdom	1,707,202	3.5
Sweden	1,399,709	2.8
France	1,197,790	2.4
Spain	848,874	1.7
Belgium	538,600	1.1
New Zealand	473,407	1.0
Singapore	425,240	0.9

Total	$49,354,151	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/21
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	$324	$22	$-	$-
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	306∆	-	-	-
Total Affiliated Investments – N/A	$630	$22	$-	$-

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 0.0652%ºº	429,000	18,678,766	(19,107,788)	-
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0011%ºº	-	1,167,204	(1,167,204)	-

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership
PC	Participation Certificate
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2021 is $1,083,099, which represents 2.2% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2021.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Interactive Media & Services	$109,324	$38,876	$-
All Other	49,205,951	-	-
Total Assets	$49,315,275	$38,876	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70281 05-21